Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

The following table summarizes property and equipment:

	December 31,
	2023	2022
Furniture and fixtures	$142,994	$29,930
Total Cost	142,994	29,930
Less: Accumulated depreciation	(15,855)	(3,207)
Property and Equipment, net	$127,139	$26,723